Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity	The following table summarizes stock option activity for the period ended September 30, 2023 and the year ended December 31, 2022:
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)
Outstanding, December 31,2021	43,000	$2.98
Granted	—	—
Exercised	—	—
Expired or Forfeited	—	—
Outstanding, December 31, 2022	43,000	$2.98	8.9	15
Granted	—	—	—	—
Exercised	—	—	—	—
Expired or Forfeited	(3,000)	2.98	—	—
Outstanding - September 30, 2023	40,000	$2.98	8.2	28
Exercisable - September 30, 2023	40,000	$2.98	8.2	28
The following table summarizes stock option activity for the year ended December 31, 2022:
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)
Outstanding, December 31,2020	—	—
Granted	43,000	$2.98
Exercised	—	—
Expired or Forfeited	—	—
Outstanding, December 31, 2021	43,000	$2.98	9.9	15
Granted	—	—	—	—
Exercised	—	—	—	—
Expired or Forfeited	—	—	—	—
Outstanding - December 31, 2022	43,000	$2.98	8.9	15
Exercisable - December 31, 2022	43,000	$2.98	8.9	15

Schedule of Fair Value of Stock Options Assumptions	The following table summarizes the assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2022 by using the Black-Scholes-Merton stock option pricing valuation model. The Company did not grant any stock options during the year ended December 31, 2021.
Weighted-average risk-free interest rate	1.27%
Expected term (in years)	5.0
Expected volatility	49%
Dividend yield	0%